Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 27, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	BUFFALO FUNDS (the “Trust”)
Securities Act Registration No. File No.: 333-56018
Investment Company Act Registration No. 811-10303
Buffalo Balanced Fund (S000022450)
Buffalo Growth Fund (S000022454)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 28 to the Trust’s Registration Statement for the purpose of notifying shareholders of changes to the name and principal investment strategies of the Buffalo Balanced Fund and changes to the principal investment strategies of the Buffalo Growth Fund.

Please note that the Staff last provided a full review of the Trust’s registration statement filed as Post-Effective Amendment No. 26 to the Trust’s Registration Statement on May 27, 2010, and the Trust responded to the Staff’s comments in Post-Effective Amendment No. 27 to the Trust’s Registration Statement filed on July 29, 2010.  Therefore, pursuant to Release No. IC-13768, we would like to request that Post-Effective Amendment No. 28 be afforded limited review covering only those sections of the registration statement related to the changes to the name and principal investment strategies of the Buffalo Balanced Fund and the changes to the principal investment strategies of the Buffalo Growth Fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective July 26, 2011 or as soon as possible thereafter.  On or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, to update financial information for the Trust’s fiscal year ended March 31, 2011 and file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures